COMMON SHARES - TransCanada Corporation At-the-Market Equity Issuance Program (Details) - CAD ($) $ / shares in Units, shares in Millions		1 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Nov. 30, 2016
Subsidiary, Sale of Stock [Line Items]
Price per share (in Canadian dollars per share)					$ 58.50
At-the-Market Equity Issuance Program
Subsidiary, Sale of Stock [Line Items]
Stock issuance program, period in effect (in months)			25 months
Authorized amount		$ 2,000,000,000	$ 1,000,000,000.0
Treasury stock reissued during period (in shares)	3.5			20.0
Price per share (in Canadian dollars per share)	$ 63.03			$ 56.13
Consideration received on transaction	$ 216,000,000			$ 1,100,000,000
Payments of stock issuance costs	$ 2,000,000			$ 10,000,000
Additional authorized amount		$ 1,000,000,000